Segment Reporting	12 Months Ended
Apr. 27, 2013
Segment Reporting
19.	Segment Reporting

The Company’s three operating segments are: B&N Retail, B&N College and NOOK.

B&N Retail

This segment includes 675 bookstores as of April 27, 2013, primarily under the Barnes & Noble Booksellers trade name. The 675 Barnes & Noble stores generally offer a dedicated NOOK® area, a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music, Gift, Magazine and Bargain products. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s e-Commerce website, barnesandnoble.com, and its publishing operation, Sterling Publishing.

B&N College

This segment includes 686 stores as of April 27, 2013, that are primarily school-owned stores operated under contracts by B&N College and include sales of digital content within the higher education marketplace through NOOK Study™. The 686 B&N College stores generally offer new, used, rental and digital textbooks, course-related materials, emblematic apparel and gifts, trade books, computer products, NOOK® products and related accessories, school and dorm supplies, and convenience and café items.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand, apps and sales of NOOK® devices and accessories to third party distribution partners, B&N Retail and B&N College.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
B&N Retail	$4,568,243	$4,852,913	$4,926,834
B&N College	1,763,248	1,743,662	1,778,159
NOOK	780,433	933,471	695,182
Elimination	(272,919)	(400,847)	(401,610)

Total	$6,839,005	$7,129,199	$6,998,565

Sales by Product Line	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
Media (a)	67%	66%	70%
Digital (b)	12%	15%	11%
Other (c)	21%	19%	19%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
B&N Retail	$148,855	$162,693	$164,934
B&N College	46,849	45,343	43,148
NOOK	31,430	24,631	20,565

Total	$227,134	$232,667	$228,647

Operating Profit/(Loss)	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
B&N Retail	$227,235	$161,136	$102,592
B&N College	64,609	70,604	70,298
NOOK	(511,848)	(286,343)	(229,689)

Total	$(220,004)	$(54,603)	$(56,799)

Capital Expenditures	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
B&N Retail	$51,401	$87,596	$62,299
B&N College	38,760	40,479	35,004
NOOK	75,674	35,477	13,199

Total	$165,835	$163,552	$110,502

Total Assets (d)	As of April 27, 2013	As of April 28, 2012
B&N Retail	$2,169,678	$2,416,318
B&N College	989,748	972,860
NOOK	573,110	385,521

Total	$3,732,536	$3,774,699

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

A reconciliation of operating profit from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 27, 2013	52 weeks ended April 28, 2012	52 weeks ended April 30, 2011
Reportable segments operating loss	$(220,004)	$(54,603)	$(56,799)
Interest expense, net and amortization of deferred financing costs	(35,345)	(35,304)	(57,350)

Consolidated loss before taxes	$(255,349)	$(89,907)	$(114,149)